SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total	$ 8,547,509	$ 7,203,762
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	$ 8,547,509	$ 7,203,762